Goodwill and Intangible Assets - Schedule of Changes in Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Gross carrying amount as of December 31, 2018		$ 2,768,696	$ 2,758,367
Accumulated impairment charge(1)		(652,000)	(652,000)
Balance at December 31, 2018	$ 2,116,696	2,106,367
Acquisitions	43,393	7,351
Foreign exchange translation effects	3,250	852
Foreign exchange translation effects		2,126
Balance at December 31, 2019	2,163,339	2,116,696	2,106,367
Sales [Member]
Goodwill [Line Items]
Gross carrying amount as of December 31, 2018		2,090,340	2,085,684
Accumulated impairment charge(1)		(652,000)	(652,000)
Balance at December 31, 2018	1,438,340	1,433,684
Acquisitions	20,788	2,948
Foreign exchange translation effects	3,250	(418)
Foreign exchange translation effects		2,126
Balance at December 31, 2019	1,462,378	1,438,340	1,433,684
Marketing [Member]
Goodwill [Line Items]
Gross carrying amount as of December 31, 2018		678,356	672,683
Balance at December 31, 2018	678,356	672,683
Acquisitions	22,605	4,403
Foreign exchange translation effects		1,270
Balance at December 31, 2019	$ 700,961	$ 678,356	$ 672,683